Eaton Vance
Floating-Rate Advantage Fund
July 31, 2022 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2022, the value of the Fund’s investment in the Portfolio was $7,899,341,058 and the Fund owned 94.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.5%
Security	Principal Amount (000's omitted)	Value
AGL CLO 17, Ltd., Series 2022-17A, Class E, 8.824%, (3 mo. SOFR + 6.35%), 1/21/35(1)(2)	$1,000	$ 899,776
Alinea CLO, Ltd.:
Series 2018-1A, Class D, 5.81%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	2,500	2,315,112
Series 2018-1A, Class E, 8.71%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,505,213
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 9.422%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,346,655
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 7.581%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,075,517
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 9.028%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	3,000	2,709,592
Ares XLIX CLO, Ltd.:
Series 2018-49A, Class D, 5.759%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,273,172
Series 2018-49A, Class E, 8.459%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,056,560
Ares XXXIIR CLO, Ltd.:
Series 2014-32RA, Class C, 4.311%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,471,465
Series 2014-32RA, Class D, 7.261%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	861,161
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 8.212%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,448,656
Babson CLO, Ltd.:
Series 2015-1A, Class DR, 5.31%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,222,445
Series 2018-1A, Class C, 5.112%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,082,793
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 5.483%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,347,785
Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 9.66%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,590,722
Battalion CLO XXIII, Ltd., Series 2022-23A, Class D, 6.083%, (3 mo. SOFR + 3.95%), 5/19/36(1)(2)	3,500	3,356,674
Benefit Street Partners CLO V-B, Ltd.:
Series 2018-5BA, Class C, 5.64%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,521,860
Series 2018-5BA, Class D, 8.66%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,021,137
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 8.31%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,541,388
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 5.31%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	$1,500	$ 1,307,273
Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 9.44%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,250	1,997,300
Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 8.862%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,533,641
Benefit Street Partners CLO XXII, Ltd., Series 2020-22A, Class ER, 9.407%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	929,927
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 9.362%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	3,000	2,729,568
Betony CLO 2, Ltd.:
Series 2018-1A, Class C, 5.682%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,300,385
Series 2018-1A, Class D, 8.432%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	3,765,575
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 9.55%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,123,839
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 9.84%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,764,059
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 9.028%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,814,828
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 9.893%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,745,700
BlueMountain CLO, Ltd.:
Series 2015-3A, Class CR, 5.31%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,307,640
Series 2015-3A, Class DR, 8.11%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,408,889
Series 2016-3A, Class DR, 4.511%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,304,286
Series 2016-3A, Class ER, 7.361%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,264,766
Series 2018-1A, Class D, 5.832%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,170,948
Series 2018-1A, Class E, 8.732%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,659,660
Series 2021-33A, Class E, 8.308%, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(2)	2,500	2,267,033
Canyon Capital CLO, Ltd.:
Series 2012-1RA, Class E, 8.212%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,048,912
Series 2016-1A, Class DR, 5.312%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,746,554

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO, Ltd.: (continued)
Series 2016-1A, Class ER, 8.262%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	$4,000	$ 3,272,504
Series 2016-2A, Class ER, 8.512%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	3,741,138
Series 2018-1A, Class D, 5.412%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,675,919
Series 2018-1A, Class E, 8.262%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,328,549
Series 2019-2A, Class ER, 9.262%, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(2)	1,500	1,345,469
Carlyle CLO C17, Ltd.:
Series C17A, Class CR, 5.582%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,589,780
Series C17A, Class DR, 8.782%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,003,591
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class CR2, 5.983%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	2,500	2,217,003
Series 2012-3A, Class DR2, 8.983%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,293,897
Series 2014-3RA, Class C, 5.719%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	868,797
Series 2014-3RA, Class D, 8.169%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,742,205
Series 2014-4RA, Class C, 5.412%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,377,078
Series 2014-4RA, Class D, 8.162%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	2,847,075
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 8.928%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,688,107
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 9.31%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	889,041
CIFC Funding, Ltd., Series 2022-4A, Class D, 5.152%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,657,346
Dryden CLO, Ltd.:
Series 2018-55A, Class D, 5.362%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,355,505
Series 2018-55A, Class E, 7.912%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,736,214
Series 2022-112A, Class E, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)(3)	2,000	1,940,000
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 5.112%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,385,771
Series 2015-41A, Class ER, 7.812%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,080,451
Series 2016-42A, Class DR, 5.442%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,244,778
Series 2016-42A, Class ER, 8.062%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,028,945
Elmwood CLO 14, Ltd., Series 2022-1A, Class E, 7.00%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	1,950	1,787,885
Security	Principal Amount (000's omitted)	Value
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 9.244%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	$2,000	$ 1,903,099
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 9.157%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	3,855,388
Galaxy XXV CLO, Ltd.:
Series 2015-19A, Class D1R, 9.313%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,664,626
Series 2018-25A, Class D, 5.883%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,316,772
Series 2018-25A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,005,107
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 6.01%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,605,956
Series 2018-37A, Class E, 8.46%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	3,832,789
Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 9.41%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,076,788
Golub Capital Partners CLO 58B, Ltd., Series 2021-58A, Class E, 9.593%, (3 mo. USD LIBOR + 6.81%), 1/25/35(1)(2)	2,500	2,203,130
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 6.54%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	1,793,488
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 9.722%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	2,000	1,821,328
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 9.11%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	912,580
ICG US CLO, Ltd.:
Series 2018-2A, Class D, 5.859%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,794,700
Series 2018-2A, Class E, 8.509%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,466,870
Madison Park Funding LIX, Ltd., Series 2021-59A, Class E, 9.34%, (3 mo. USD LIBOR + 6.60%), 1/18/34(1)(2)	1,550	1,411,269
Madison Park Funding XXXVI, Ltd., Series 2019-36A, Class ER, 9.531%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,500	2,272,861
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 4.97%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,882,824
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 8.652%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,773,308
Neuberger Berman CLO XXII, Ltd.:
Series 2016-22A, Class DR, 5.84%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,291,707

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman CLO XXII, Ltd.: (continued)
Series 2016-22A, Class ER, 8.80%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	$3,000	$ 2,664,585
Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 8.31%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,719,748
Neuberger Berman Loan Advisers CLO 48, Ltd., Series 2022-48A, Class E, 9.041%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	2,600	2,393,699
OCP CLO, Ltd.:
Series 2022-24A, Class D, 5.461%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	500	463,715
Series 2022-24A, Class E, 9.081%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	1,000	925,634
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 8.59%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	2,891,983
Series 2015-1A, Class DR4, 8.005%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,819,702
Series 2018-1A, Class C, 5.24%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,775,612
Series 2018-1A, Class D, 7.89%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,748,958
Series 2018-2A, Class D, 8.34%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,768,346
Series 2021-2A, Class E, 8.862%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	902,250
Series 2022-1A, Class E, 6.816%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	5,500	5,022,764
Series 2022-3A, Class E, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)(3)	2,250	2,236,842
RAD CLO 5, Ltd., Series 2019-5A, Class E, 9.483%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,557,546
RAD CLO 11, Ltd., Series 2021-11A, Class E, 8.762%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	675,618
RAD CLO 14, Ltd., Series 2021-14A, Class E, 9.012%, (3 mo. USD LIBOR + 6.50%), 1/15/35(1)(2)	1,050	931,400
Regatta XIII Funding, Ltd.:
Series 2018-2A, Class C, 5.612%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,337,215
Series 2018-2A, Class D, 8.462%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,055,240
Regatta XIV Funding, Ltd.:
Series 2018-3A, Class D, 5.983%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,236,378
Series 2018-3A, Class E, 8.733%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	3,627,940
Regatta XV Funding, Ltd., Series 2018-4A, Class D, 9.283%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,175,194
Security	Principal Amount (000's omitted)	Value
Upland CLO, Ltd.:
Series 2016-1A, Class CR, 5.61%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	$4,500	$ 3,943,836
Series 2016-1A, Class DR, 8.61%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	3,844,254
Vibrant CLO IX, Ltd.:
Series 2018-9A, Class C, 5.91%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,099,703
Series 2018-9A, Class D, 8.96%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	2,731,295
Vibrant CLO X, Ltd.:
Series 2018-10A, Class C, 5.96%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,264,435
Series 2018-10A, Class D, 8.90%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	3,986,785
Voya CLO, Ltd.:
Series 2014-1A, Class DR2, 8.742%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	3,250	2,634,421
Series 2015-3A, Class CR, 5.86%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,160,045
Series 2015-3A, Class DR, 8.91%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	4,567,821
Series 2016-3A, Class CR, 5.99%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,737,152
Series 2016-3A, Class DR, 8.82%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	2,791,422
Series 2018-1A, Class C, 5.338%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,442,800
Webster Park CLO, Ltd.:
Series 2015-1A, Class CR, 5.61%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,841,620
Series 2015-1A, Class DR, 8.21%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,191,058
Wellfleet CLO, Ltd.:
Series 2021-3A, Class E, 9.612%, (3 mo. USD LIBOR + 7.10%), 1/15/35(1)(2)	1,050	963,747
Series 2022-1A, Class D, 6.26%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	956,438
Series 2022-1A, Class E, 9.98%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	2,300	2,077,770
Total Asset-Backed Securities (identified cost $333,854,296)		$ 292,985,075

Common Stocks — 0.6%
Security	Shares	Value
Aerospace and Defense — 0.0%(4)
IAP Global Services, LLC(5)(6)(7)	168	$ 770,272
		$ 770,272

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Automotive — 0.0%(4)
Dayco Products, LLC(5)(6)(7)	48,926	$ 247,566
		$ 247,566
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Class A(6)(7)	342,076	$ 5,259,418
		$ 5,259,418
Electronics/Electrical — 0.0%(4)
Skillsoft Corp.(6)(7)	1,010,393	$ 3,879,909
		$ 3,879,909
Health Care — 0.1%
Akorn Holding Company, LLC, Class A(6)(7)	792,089	$ 4,752,534
		$ 4,752,534
Nonferrous Metals/Minerals — 0.0%(4)
ACNR Holdings, Inc., Class A(6)(7)	30,298	$ 2,340,520
		$ 2,340,520
Oil and Gas — 0.2%
AFG Holdings, Inc.(5)(6)(7)	281,241	$ 1,268,397
McDermott International, Ltd.(6)(7)	1,382,889	721,453
QuarterNorth Energy, Inc.(6)(7)	115,233	12,509,983
		$ 14,499,833
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(6)(7)	482,097	$ 747,250
Cumulus Media, Inc., Class A(6)(7)	371,654	2,950,933
iHeartMedia, Inc., Class A(6)(7)	205,018	1,533,535
		$ 5,231,718
Retailers (Except Food and Drug) — 0.0%(4)
David’s Bridal, LLC(5)(6)(7)	195,511	$ 0
Phillips Pet Holding Corp.(5)(6)(7)	2,960	1,051,741
		$ 1,051,741
Telecommunications — 0.0%(4)
GEE Acquisition Holdings Corp.(5)(6)(7)	390,679	$ 4,176,358
		$ 4,176,358
Security	Shares	Value
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(6)(7)	359,046	$ 5,385,691
		$ 5,385,691
Total Common Stocks (identified cost $66,091,552)		$ 47,595,560

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(6)(7)	51,966	$ 6,521,741
Total Convertible Preferred Stocks (identified cost $2,728,218)		$ 6,521,741

Corporate Bonds — 7.8%
Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.1%
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,750	$ 3,739,462
TransDigm, Inc.:
6.25%, 3/15/26(1)	1,500	1,509,773
8.00%, 12/15/25(1)	1,500	1,556,213
		$ 6,805,448
Air Transport — 0.7%
Air Canada, 3.875%, 8/15/26(1)	7,550	$ 6,964,649
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	19,300	19,007,991
5.75%, 4/20/29(1)	14,475	13,879,281
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	5,541,650
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	7,746,517
United Airlines, Inc.:
4.375%, 4/15/26(1)	5,050	4,855,373
4.625%, 4/15/29(1)	5,050	4,659,105
		$ 62,654,566
Automotive — 0.2%
Clarios Global, L.P., 6.75%, 5/15/25(1)	2,183	$ 2,195,498
Clarios Global, L.P./Clarios US Finance Co., 6.25%, 5/15/26(1)	4,478	4,510,488
Tenneco, Inc.:
5.125%, 4/15/29(1)	10,125	9,974,442

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Automotive (continued)
Tenneco, Inc.: (continued)
7.875%, 1/15/29(1)		550	$ 546,375
			$ 17,226,803
Building and Development — 0.1%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)		3,625	$ 3,593,136
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		1,100	1,051,661
			$ 4,644,797
Business Equipment and Services — 0.9%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		2,475	$ 2,401,034
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:
4.625%, 6/1/28(1)		20,725	18,127,432
4.625%, 6/1/28(1)		28,825	25,659,871
Prime Security Services Borrower, LLC/Prime Finance, Inc.:
5.25%, 4/15/24(1)		9,125	9,124,270
5.75%, 4/15/26(1)		17,950	18,270,677
			$ 73,583,284
Chemicals — 0.2%
INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	$ 1,937,295
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,280,697
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		10,050	8,523,778
			$ 13,741,770
Commercial Services — 0.1%
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,775	$ 8,763,242
			$ 8,763,242
Communications Equipment — 0.1%
CommScope, Inc., 4.75%, 9/1/29(1)		7,038	$ 6,136,327
			$ 6,136,327
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)		2,525	$ 2,553,242
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)		6,325	5,581,243
Security	Principal Amount* (000's omitted)	Value
Containers & Packaging (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC: (continued)
4.375%, 10/15/28(1)	10,100	$ 8,951,378
		$ 17,085,863
Diversified Financial Services — 0.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)	11,581	$ 10,367,772
		$ 10,367,772
Diversified Telecommunication Services — 0.9%
Altice France S.A.:
5.125%, 1/15/29(1)	1,600	$ 1,357,448
5.125%, 7/15/29(1)	63,200	54,179,464
5.50%, 10/15/29(1)	6,455	5,559,369
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	6,882,172
Zayo Group Holdings, Inc. , 4.00%, 3/1/27(1)	4,000	3,511,080
		$ 71,489,533
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	10,050	$ 9,699,054
		$ 9,699,054
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.25%, 6/1/25(1)	6,025	$ 5,911,007
		$ 5,911,007
Electronics/Electrical — 0.3%
GoTo Group, Inc., 5.50%, 9/1/27(1)	12,010	$ 8,796,004
Imola Merger Corp., 4.75%, 5/15/29(1)	20,200	18,932,147
		$ 27,728,151
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	9,650	$ 8,587,969
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	1,208	1,243,805
		$ 9,831,774
Health Care — 0.6%
HCA, Inc., 5.25%, 4/15/25	1,250	$ 1,274,486
Medline Borrower, L.P., 3.875%, 4/1/29(1)	25,150	22,765,026
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	2,385,442
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	25,375	23,652,037
		$ 50,076,991

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure — 0.7%
Carnival Corporation, 4.00%, 8/1/28(1)	37,975	$ 33,200,783
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	6,790	6,348,243
NCL Corp., Ltd., 5.875%, 2/15/27(1)	22,375	20,618,674
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,519,245
		$ 62,686,945
Household Products — 0.0%(4)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	1,300	$ 1,117,323
		$ 1,117,323
Insurance — 0.0%(4)
NFP Corp., 4.875%, 8/15/28(1)	1,000	$ 911,719
		$ 911,719
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	7,525	$ 6,454,337
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	15,225	15,493,721
		$ 21,948,058
IT Services — 0.1%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	10,785	$ 8,929,103
		$ 8,929,103
Leisure Goods/Activities/Movies — 0.0%(4)
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	3,475	$ 3,196,739
		$ 3,196,739
Machinery — 0.2%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	$ 10,901,552
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,758,212
		$ 15,659,764
Media — 0.2%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$ 1,482,375
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	2,975	2,677,500
5.25%, 8/15/27(1)	2,500	2,289,300
6.375%, 5/1/26	1,159	1,129,831
8.375%, 5/1/27	2,101	1,903,825
Security	Principal Amount* (000's omitted)	Value
Media (continued)
Univision Communications, Inc.:
4.50%, 5/1/29(1)	10,075	$ 9,124,121
7.375%, 6/30/30(1)	2,550	2,585,203
		$ 21,192,155
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	2,100	$ 2,018,846
7.00%, 6/15/25(1)	12,175	12,007,289
		$ 14,026,135
Pharmaceuticals — 0.2%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)	9,050	$ 7,236,154
5.50%, 11/1/25(1)	2,700	2,413,003
6.125%, 2/1/27(1)	6,425	5,490,291
		$ 15,139,448
Professional Services — 0.0%(4)
CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$ 4,642,650
		$ 4,642,650
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$ 7,780,765
		$ 7,780,765
Software — 0.3%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$ 4,760,664
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	2,675	2,655,954
9.25%, 4/15/25(1)	2,925	2,979,610
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	13,575	11,493,428
		$ 21,889,656
Specialty Retail — 0.0%(4)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$ 1,498,699
		$ 1,498,699

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$ 11,471,795
		$ 11,471,795
Telecommunications — 0.4%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	10,125	$ 8,906,177
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	14,150	13,054,295
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	9,285,854
		$ 31,246,326
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$ 820,146
SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	4,775,258
		$ 5,595,404
Wireless Telecommunication Services — 0.1%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$ 6,789,045
		$ 6,789,045
Total Corporate Bonds (identified cost $714,106,878)		$ 651,468,111

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	1,009,000	$ 42,902,680
Total Exchange-Traded Funds (identified cost $46,274,982)		$ 42,902,680

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(5)(6)(7)	9,245	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(6)(7)	14,309	$ 6,800,352
		$ 6,800,352
Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(5)(6)(7)	5,438	$ 0
Series B, 10.00% (PIK)(5)(6)(7)	22,162	0
		$ 0
Total Preferred Stocks (identified cost $1,794,236)		$ 6,800,352

Senior Floating-Rate Loans — 110.5%(8)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.3%
Aernnova Aerospace S.A.U.:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,071	$ 979,161
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	3,818,726
AI Convoy (Luxembourg) S.a.r.l.:
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	4,300	4,099,996
Term Loan, 5.052%, (USD LIBOR + 3.50%), 1/18/27(9)		6,112	5,918,456
Dynasty Acquisition Co., Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26		38,980	36,933,622
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/6/26		20,960	19,859,982
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(10)		944	914,030
Term Loan - Second Lien, 8.75%, (3 mo. USD LIBOR + 6.50%), 7/18/23(5)		1,199	937,897
Spirit Aerosystems, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 1/15/25		8,284	8,154,648
TransDigm, Inc.:
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 8/22/24		29,744	29,225,806
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 12/9/25		51,048	49,672,164
WP CPP Holdings, LLC, Term Loan, 6.559%, (USD LIBOR + 3.75%), 4/30/25(9)		35,654	31,063,553
			$ 191,578,041
Airlines — 1.8%
AAdvantage Loyalty IP, Ltd., Term Loan, 7.46%, (3 mo. USD LIBOR + 4.75%), 4/20/28		36,000	$ 35,415,000
Air Canada, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 8/11/28		3,375	3,256,875

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Airlines (continued)
American Airlines, Inc., Term Loan, 4.05%, (1 mo. USD LIBOR + 1.75%), 6/27/25		15,835	$ 14,556,371
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27		23,775	24,017,006
SkyMiles IP, Ltd., Term Loan, 6.46%, (3 mo. USD LIBOR + 3.75%), 10/20/27		37,975	38,473,422
United Airlines, Inc., Term Loan, 6.533%, (3 mo. USD LIBOR + 3.75%), 4/21/28		31,456	30,502,706
			$ 146,221,380
Auto Components — 2.9%
Adient US, LLC, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/10/28		14,956	$ 14,557,363
American Axle and Manufacturing, Inc., Term Loan, 4.974%, (USD LIBOR + 2.25%), 4/6/24(9)		15,283	14,878,356
Chassix, Inc., Term Loan, 7.325%, (USD LIBOR + 5.50%), 11/15/23(9)		10,159	8,736,778
Clarios Global, L.P.:
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	33,767	32,398,041
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/30/26		22,648	21,859,881
Dayco Products, LLC, Term Loan, 5.825%, (3 mo. USD LIBOR + 4.25%), 5/19/23		15,168	14,011,870
DexKo Global, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28(10)	EUR	1,115	1,015,338
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,931	6,310,217
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	3,604	3,281,486
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/4/28		14,439	13,096,003
Garrett LX I S.a.r.l.:
Term Loan, 3.738%, (3 mo. EURIBOR+ 3.50%), 4/30/28	EUR	17,397	16,624,679
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), 4/30/28		6,352	6,145,560
LTI Holdings, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/6/25		8,179	7,629,588
Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 7/24/26		8,072	7,648,072
Tenneco, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/1/25		36,030	35,609,956
TI Group Automotive Systems, LLC:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	10,466	9,947,737
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/16/26		6,519	6,364,226
Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
Truck Hero, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 1/31/28	16,614	$ 15,108,528
Wheel Pros, LLC, Term Loan, 6.662%, (1 mo. USD LIBOR + 4.50%), 5/11/28	9,578	8,070,145
		$ 243,293,824
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 5/24/27	35,642	$ 33,681,667
MajorDrive Holdings IV, LLC, Term Loan, 5.625%, (3 mo. USD LIBOR + 4.00%), 6/1/28	16,086	14,812,756
Thor Industries, Inc., Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 2/1/26	4,592	4,546,026
		$ 53,040,449
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/24/27	3,529	$ 3,332,010
City Brewing Company, LLC, Term Loan, 5.298%, (1 mo. USD LIBOR + 3.50%), 4/5/28	6,445	5,622,950
Triton Water Holdings, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 3/31/28	12,393	11,041,088
		$ 19,996,048
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), 3/12/26	12,865	$ 12,318,281
Alltech, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/13/28	8,035	7,619,500
Grifols Worldwide Operations USA, Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 11/15/27	21,268	20,390,474
		$ 40,328,255
Building Products — 1.2%
ACProducts, Inc., Term Loan, 6.97%, (USD LIBOR + 4.25%), 5/17/28(9)	20,638	$ 14,936,420
Cornerstone Building Brands, Inc., Term Loan, 5.249%, (1 mo. USD LIBOR + 3.25%), 4/12/28	24,717	21,182,592
CP Atlas Buyer, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 11/23/27	2,709	2,389,132
CPG International, Inc., Term Loan, 4.092%, (SOFR + 2.50%), 4/28/29	14,950	14,239,875
LHS Borrower, LLC, Term Loan, 7.177%, (SOFR + 4.75%), 2/16/29	30,149	25,777,769

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
MI Windows and Doors, LLC, Term Loan, 5.927%, (SOFR + 3.50%), 12/18/27		6,431	$ 6,222,284
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28		16,818	16,559,394
			$ 101,307,466
Capital Markets — 4.5%
Advisor Group, Inc., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 7/31/26		42,603	$ 41,196,466
AllSpring Buyer, LLC, Term Loan, 5.563%, (3 mo. USD LIBOR + 3.25%), 11/1/28		8,334	8,142,962
Andromeda Investissements, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	5,250	5,164,545
Apex Group Treasury, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 7/27/28		5,445	5,285,121
Aretec Group, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 10/1/25		25,850	24,940,001
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 1.75%), 6/1/24		13,948	13,873,644
Brookfield Property REIT, Inc., Term Loan, 4.927%, (SOFR + 2.50%), 8/27/25		5,743	5,572,308
CeramTec AcquiCo GmbH, Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), 2/2/29	EUR	14,461	13,862,710
Citco Funding, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 9/28/23		17,188	16,908,492
Clipper Acquisitions Corp., Term Loan, 3.537%, (1 mo. USD LIBOR + 1.75%), 3/3/28		11,902	11,470,164
Edelman Financial Center, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 4/7/28		30,588	29,125,269
EIG Management Company, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 2/22/25		2,705	2,650,839
FinCo I, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/27/25		21,748	21,594,754
Focus Financial Partners, LLC:
Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 7/3/24		22,539	22,092,080
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/30/28		10,969	10,738,014
Franklin Square Holdings, L.P., Term Loan, 4.625%, (1 mo. USD LIBOR + 2.25%), 8/1/25		6,569	6,371,965
Greenhill & Co., Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/12/24		5,525	5,437,135
Guggenheim Partners, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 7/21/23		32,694	32,380,361
HighTower Holdings, LLC, Term Loan, 6.732%, (3 mo. USD LIBOR + 4.00%), 4/21/28		12,208	11,581,073
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Hudson River Trading, LLC, Term Loan, 5.441%, (SOFR + 3.00%), 3/20/28		30,118	$ 28,746,830
LPL Holdings, Inc., Term Loan, 3.463%, (1 mo. USD LIBOR + 1.75%), 11/12/26		19,402	19,062,951
Mariner Wealth Advisors, LLC:
Term Loan, 1.625%, 8/18/28(10)		714	686,607
Term Loan, 5.65%, (SOFR + 3.25%), 8/18/28		4,275	4,109,344
Term Loan, 6.07%, (SOFR + 3.25%), 8/18/28		1,285	1,235,512
Term Loan, 6.07%, (SOFR + 3.25%), 8/18/28		8,986	8,637,888
Victory Capital Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 12/29/28		8,945	8,721,031
Term Loan, 4.543%, (3 mo. USD LIBOR + 2.25%), 7/1/26		18,972	18,540,792
			$ 378,128,858
Chemicals — 4.5%
Aruba Investments, Inc.:
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,222	$ 3,991,048
Term Loan, 6.259%, (1 mo. USD LIBOR + 4.00%), 11/24/27		6,221	5,817,090
Atotech B.V.:
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), 3/18/28	EUR	2,975	2,903,771
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/18/28		22,617	22,461,283
Caldic B.V., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/3/29	EUR	6,000	5,728,591
Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	5,610	5,504,252
Colouroz Investment 1 GmbH:
Term Loan, 9/21/23(11)	EUR	1,697	1,443,965
Term Loan, 9/21/23(11)	EUR	40	33,707
CPC Acquisition Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/29/27		19,849	17,330,440
Flint Group GmbH:
Term Loan, 9/21/23(11)	EUR	46	39,490
Term Loan, 9/21/23(11)	EUR	106	89,919
Term Loan, 9/21/23(11)	EUR	209	178,194
Term Loan, 5.00%, (EURIBOR + 4.25%, Floor 0.75%), 4.25% cash, 0.75% PIK, 9/21/23(9)	EUR	1,230	1,046,598
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,325	1,108,243
Flint Group US, LLC:
Term Loan, 7.76%, (3 mo. USD LIBOR +5.00%), 7.01% cash, 0.75% PIK, 9/21/23		8,012	6,699,639

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Flint Group US, LLC: (continued)
Term Loan, 7.76%, (3 mo. USD LIBOR +5.00%), 7.01% cash, 0.75% PIK, 9/21/23		1,992	$ 1,668,038
Gemini HDPE, LLC, Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), 12/31/27		6,018	5,887,811
GEON Performance Solutions, LLC, Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 8/18/28		7,717	7,505,189
Groupe Solmax, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 5/29/28		17,251	14,835,507
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,257,452
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 8/28/26		2,478	2,399,152
INEOS Finance PLC:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	7,899	7,965,363
Term Loan, 3.25%, (3 mo. EURIBOR + 2.75%, Floor 0.50%), 11/8/28	EUR	9,675	9,179,664
INEOS Quattro Holdings UK Ltd., Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	30,000	28,936,782
INEOS Styrolution US Holding, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/29/26		15,246	14,521,435
INEOS US Finance, LLC:
Term Loan, 4.593%, (2 mo. USD LIBOR + 2.00%), 4/1/24		792	766,177
Term Loan, 5.093%, (2 mo. USD LIBOR + 2.50%), 11/8/28		6,853	6,594,295
Kraton Corporation, Term Loan, 5.109%, (SOFR + 3.25%), 3/15/29		6,209	6,116,296
Kraton Polymers Holdings B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/15/29	EUR	4,650	4,419,854
Lonza Group AG:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,875	7,376,580
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	9,025	8,453,795
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 7/3/28		24,220	21,192,872
LSF11 Skyscraper Holdco S.a.r.l.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	13,827,964
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/27		5,604	5,520,350
Messer Industries GmbH:
Term Loan, 2.50%, (2 mo. EURIBOR + 2.50%), 3/2/26	EUR	2,218	2,187,391
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), 3/2/26		5,148	5,009,551
Momentive Performance Materials, Inc., Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,117	1,103,394
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Olympus Water US Holding Corporation:
Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 11/9/28		5,497	$ 5,220,357
Term Loan, 6.654%, (SOFR + 4.50%), 11/9/28		5,935	5,771,909
Orion Engineered Carbons GmbH:
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,220,338
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 9/24/28		4,913	4,758,326
PQ Corporation, Term Loan, 5.306%, (3 mo. USD LIBOR + 2.50%), 6/9/28		25,527	24,824,886
Rohm Holding GmbH:
Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 7/31/26	EUR	2,350	2,047,549
Term Loan, 8.121%, (6 mo. USD LIBOR + 4.75%), 7/31/26		19,584	16,842,612
Spectrum Holdings III Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 1/31/25		5,545	5,147,539
Starfruit Finco B.V., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/1/25		8,232	7,997,172
Trinseo Materials Operating S.C.A.:
Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 9/6/24		6,732	6,374,762
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 5/3/28		8,514	8,050,166
Tronox Finance, LLC:
Term Loan, 4.521%, (USD LIBOR + 2.25%), 3/10/28(9)		12,836	12,354,798
Term Loan, 5.304%, (SOFR + 3.25%), 4/4/29		3,965	3,910,543
W.R. Grace & Co.-Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28		17,114	16,572,051
			$ 373,194,150
Clothing/Textiles — 0.1%
Samsonite International S.A., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,483	$ 4,288,046
			$ 4,288,046
Commercial Services & Supplies — 2.7%
Allied Universal Holdco, LLC, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/12/28	EUR	9,527	$ 8,861,040
Asplundh Tree Expert, LLC, Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,267	10,048,949
Belfor Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 4/6/26		6,900	6,755,923
Clean Harbors, Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 10/8/28		4,733	4,714,682

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Covanta Holding Corporation:
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 11/30/28		2,242	$ 2,197,053
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 11/30/28		169	165,568
EnergySolutions, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/9/25		18,231	16,864,128
Garda World Security Corporation:
Term Loan, 6.43%, (SOFR + 4.25%), 2/1/29		2,675	2,541,250
Term Loan, 6.47%, (1 mo. USD LIBOR + 4.25%), 10/30/26		15,008	14,257,961
GFL Environmental, Inc., Term Loan, 5.806%, (3 mo. USD LIBOR + 3.00%), 5/30/25		7,667	7,618,475
Harsco Corporation, Term Loan, 4.625%, (1 mo. USD LIBOR + 2.25%), 3/10/28		3,836	3,542,136
IRI Holdings, Inc.:
Term Loan, 8.75%, (3 mo. USD Prime + 3.25%), 12/1/25		27,751	27,612,257
Term Loan, 9.50%, (3 mo. USD Prime + 4.00%), 12/1/25		7,565	7,564,077
LABL, Inc., Term Loan, 7.372%, (1 mo. USD LIBOR + 5.00%), 10/29/28		9,477	9,050,893
Monitronics International, Inc., Term Loan, 10.306%, (3 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24		15,050	9,932,917
PECF USS Intermediate Holding III Corporation, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 12/15/28		8,143	7,475,082
Phoenix Services International, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/1/25		14,735	10,117,996
Prime Security Services Borrower, LLC, Term Loan, 4.463%, (1 mo. USD LIBOR + 2.75%), 9/23/26		17,940	17,473,959
SITEL Group, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	6,905,607
SITEL Worldwide Corporation, Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 8/28/28		28,455	27,805,942
Tempo Acquisition, LLC, Term Loan, 5.327%, (SOFR + 3.00%), 8/31/28		4,252	4,184,881
TMS International Corp., Term Loan, 5.414%, (USD LIBOR + 2.75%), 8/14/24(9)		2,167	2,080,320
TruGreen Limited Partnership, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 11/2/27		4,999	4,814,541
Werner FinCo, L.P., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 7/24/24		11,558	10,951,496
			$ 223,537,133
Communications Equipment — 0.3%
CommScope, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,355	$ 18,075,397
Borrower/Description	Principal Amount* (000's omitted)		Value
Communications Equipment (continued)
Digi International, Inc., Term Loan, 7.806%, (3 mo. USD LIBOR + 5.00%), 11/1/28		5,720	$ 5,628,731
Tiger Acquisition, LLC, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 6/1/28		5,420	5,054,383
			$ 28,758,511
Construction Materials — 0.4%
Oscar AcquisitionCo, LLC, Term Loan, 6.109%, (SOFR + 4.50%), 4/29/29		14,400	$ 13,204,800
Quikrete Holdings, Inc.:
Term Loan, 4.997%, (1 mo. USD LIBOR + 2.625%), 2/1/27		4,804	4,551,863
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 6/11/28		14,336	13,672,594
			$ 31,429,257
Containers & Packaging — 1.6%
Berlin Packaging, LLC, Term Loan, 5.501%, (USD LIBOR + 3.75%), 3/11/28(9)		12,311	$ 11,775,867
Berry Global, Inc., Term Loan, 4.178%, (3 mo. USD LIBOR + 1.75%), 7/1/26		9,656	9,512,867
BWAY Holding Company, Term Loan, 5.037%, (1 mo. USD LIBOR + 3.25%), 4/3/24		10,957	10,531,175
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.602%, (SOFR + 4.175%), 4/13/29		11,850	11,402,781
Kouti B.V., Term Loan, 3.175%, (3 mo. EURIBOR + 3.175%), 8/31/28	EUR	32,750	30,375,956
Pregis TopCo Corporation:
Term Loan, 6.805%, (USD LIBOR + 4.00%), 7/31/26(9)		2,364	2,272,520
Term Loan, 6.805%, (USD LIBOR + 4.00%), 7/31/26(9)		1,638	1,572,120
Pretium PKG Holdings, Inc.:
Term Loan, 6.163%, (USD LIBOR + 4.00%), 10/2/28(9)		7,836	7,367,446
Term Loan - Second Lien, 8.787%, (USD LIBOR + 6.75%), 10/1/29(9)		7,100	6,188,836
Pro Mach Group, Inc.:
Term Loan, 4.00%, 8/31/28(10)		135	131,442
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/31/28		2,699	2,623,498
Proampac PG Borrower, LLC, Term Loan, 5.087%, (3 mo. USD LIBOR + 3.75%), 11/3/25		26,086	24,944,662
Trident TPI Holdings, Inc.:
Term Loan, 5.41%, (3 mo. USD LIBOR + 4.00%), 9/15/28(10)		819	780,519
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/17/24		12,421	12,078,080

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Trident TPI Holdings, Inc.: (continued)
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/15/28		5,758	$ 5,484,086
			$ 137,041,855
Distributors — 0.6%
Autokiniton US Holdings, Inc., Term Loan, 6.298%, (1 mo. USD LIBOR + 4.50%), 4/6/28		22,574	$ 21,910,517
Phillips Feed Service, Inc., Term Loan, 9.156%, (1 mo. USD LIBOR + 7.00%), 11/13/24(5)		545	435,909
White Cap Buyer, LLC, Term Loan, 6.077%, (SOFR + 3.75%), 10/19/27		31,465	30,171,432
			$ 52,517,858
Diversified Consumer Services — 0.8%
Ascend Learning, LLC:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/11/28		16,636	$ 15,790,654
Term Loan - Second Lien, 8.122%, (1 mo. USD LIBOR + 5.75%), 12/10/29		5,243	4,666,556
FrontDoor, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 6/17/28		965	953,184
KUEHG Corp.:
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 2/21/25		35,224	33,868,230
Term Loan - Second Lien, 10.50%, (3 mo. USD LIBOR + 8.25%), 8/22/25		4,075	3,996,895
Sotheby's, Term Loan, 7.012%, (3 mo. USD LIBOR + 4.50%), 1/15/27		5,454	5,263,061
			$ 64,538,580
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	7,480	$ 7,135,267
Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	22,608	22,067,083
Zephyr Bidco Limited:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	4,542,615
Term Loan, 5.973%, (SONIA + 4.75%), 7/23/25	GBP	8,725	9,222,763
			$ 42,967,728
Diversified Telecommunication Services — 4.5%
Altice France S.A.:
Term Loan, 5.411%, (3 mo. USD LIBOR + 4.00%), 8/14/26		10,385	$ 9,904,808
Term Loan, 6.20%, (3 mo. USD LIBOR + 3.69%), 1/31/26		10,612	10,045,737
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
CenturyLink, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 3/15/27		60,764	$ 58,061,796
GEE Holdings 2, LLC:
Term Loan, 10.154%, (3 mo. USD LIBOR + 8.00%), 3/24/25		9,869	9,622,121
Term Loan - Second Lien, 10.404%, (3 mo. USD LIBOR + 8.25%), 3.654% cash, 6.75% PIK, 3/23/26		7,231	6,507,458
LCPR Loan Financing, LLC, Term Loan, 5.749%, (1 mo. USD LIBOR + 3.75%), 10/16/28		1,800	1,759,500
Numericable Group S.A.:
Term Loan, 3.238%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,258	6,104,560
Term Loan, 5.556%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,159	16,090,684
Telenet Financing USD, LLC, Term Loan, 3.999%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	36,660,145
Telenet International Finance S.a.r.l., Term Loan, 2.613%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	6,342,397
UPC Broadband Holding B.V.:
Term Loan, 2.863%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	5,650	5,471,415
Term Loan, 3.363%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,150	14,729,205
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 4/30/28		7,125	6,911,250
UPC Financing Partnership, Term Loan, 4.999%, (1 mo. USD LIBOR + 3.00%), 1/31/29		31,475	30,806,156
Virgin Media Bristol, LLC:
Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	43,252,757
Term Loan, 5.249%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	494,688
Virgin Media Ireland Limited, Term Loan, 3.863%, (6 mo. EURIBOR + 3.50%), 7/15/29	EUR	12,500	12,095,319
Virgin Media SFA Finance Limited:
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	13,196,322
Term Loan, 4.441%, (SONIA + 3.25%), 1/15/27	GBP	11,825	13,284,446
Zayo Group Holdings, Inc., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,472	4,130,743
Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	26,500	25,431,036
Ziggo Financing Partnership, Term Loan, 4.499%, (1 mo. USD LIBOR + 2.50%), 4/30/28		48,075	46,883,125
			$ 377,785,668
Electrical Equipment — 0.3%
AZZ, Inc., Term Loan, 6.861%, (SOFR + 4.25%), 5/13/29		4,725	$ 4,638,377

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electrical Equipment (continued)
GrafTech Finance, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 2/12/25		4,844	$ 4,789,934
II-VI Incorporated, Term Loan, 4.463%, (1 mo. USD LIBOR + 2.75%), 7/2/29		13,825	13,490,891
			$ 22,919,202
Electronic Equipment, Instruments & Components — 1.4%
Chamberlain Group, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 11/3/28		20,398	$ 19,065,299
CPI International, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 7/26/24		14,036	13,908,792
Creation Technologies, Inc., Term Loan, 7.785%, (3 mo. USD LIBOR + 5.50%), 10/5/28		12,593	11,397,061
EXC Holdings III Corp.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 12/2/24	EUR	1,671	1,635,506
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 12/2/24		4,484	4,416,570
Ingram Micro, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/30/28		6,077	5,978,533
Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,904	1,876,083
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28		8,057	7,865,652
Robertshaw US Holding Corp., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 2/28/25		20,760	16,984,371
Verifone Systems, Inc., Term Loan, 5.524%, (3 mo. USD LIBOR + 4.00%), 8/20/25		19,668	18,143,636
Verisure Holding AB:
Term Loan, 3.473%, (6 mo. EURIBOR + 3.25%), 3/27/28	EUR	11,550	11,044,748
Term Loan, 3.753%, (6 mo. EURIBOR + 3.25%), 7/20/26	EUR	4,900	4,772,250
			$ 117,088,501
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 13.757%, (1 mo. USD LIBOR + 13.00%), 12/29/23(10)		2,124	$ 1,054,047
Term Loan, 15.25%, (3 mo. USD LIBOR + 13.00%), 10.25% cash, 5.00% PIK, 12/31/23		16,710	8,292,110
Lealand Finance Company B.V.:
Letter of Credit, 4.153%, 6/28/24(10)		10,000	8,200,000
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 3.372% cash, 3.00% PIK, 6/30/25		3,306	1,694,319
			$ 19,240,476
Borrower/Description	Principal Amount* (000's omitted)	Value
Engineering & Construction — 1.4%
Aegion Corporation, Term Loan, 6.906%, (1 mo. USD LIBOR + 4.75%), 5/17/28	17,901	$ 16,177,737
Amentum Government Services Holdings, LLC:
Term Loan, 5.163%, (SOFR + 4.00%), 2/15/29	8,825	8,541,868
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 1/29/27	10,538	10,251,528
American Residential Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/15/27	8,554	8,222,489
APi Group DE, Inc.:
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 10/1/26	13,447	13,207,131
Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/3/29	7,510	7,364,339
Brand Energy & Infrastructure Services, Inc., Term Loan, 6.944%, (USD LIBOR + 4.25%, Floor 1.00%), 6/21/24(9)	22,788	20,859,325
Centuri Group, Inc., Term Loan, 4.075%, (3 mo. USD LIBOR + 2.50%), 8/27/28	9,275	8,968,888
Northstar Group Services, Inc., Term Loan, 7.872%, (1 mo. USD LIBOR + 5.50%), 11/12/26	13,403	13,001,173
Osmose Utilities Services, Inc., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 6/23/28	3,578	3,342,307
USIC Holdings, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/12/28	7,883	7,453,074
		$ 117,389,859
Entertainment — 2.6%
Alchemy Copyrights, LLC, Term Loan, 4.713%, (1 mo. USD LIBOR + 3.00%), 3/10/28	4,348	$ 4,271,643
AMC Entertainment Holdings, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 3.00%), 4/22/26	21,418	18,572,197
City Football Group Limited, Term Loan, 5.662%, (1 mo. USD LIBOR + 3.50%), 7/21/28	15,671	14,966,044
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25	28,922	18,799,493
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25	3,841	4,009,540
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(12)	7,763	8,594,601
Delta 2 (LUX) S.a.r.l., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 2/1/24	72,728	72,176,313
Playtika Holding Corp., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 3/13/28	35,972	35,114,626
Renaissance Holding Corp.:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/30/25	7,003	6,785,348
Term Loan, 6.186%, (SOFR + 4.50%), 3/30/29	2,800	2,739,333

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Renaissance Holding Corp.: (continued)
Term Loan - Second Lien, 9.372%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	$ 3,021,543
UFC Holdings, LLC, Term Loan, 5.52%, (3 mo. USD LIBOR + 2.75%), 4/29/26		22,459	21,789,791
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,433	2,602,098
			$ 213,442,570
Equity Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,072	$ 8,769,905
			$ 8,769,905
Food Products — 1.8%
8th Avenue Food & Provisions, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 10/1/25		7,345	$ 6,398,896
Badger Buyer Corp., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/30/24		9,619	8,861,403
CHG PPC Parent, LLC:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/31/25	EUR	2,000	1,945,727
Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 12/8/28		6,309	6,096,252
Del Monte Foods, Inc., Term Loan, 6.451%, (SOFR + 4.25%), 5/16/29		6,625	6,393,125
Froneri International, Ltd.:
Term Loan, 3.006%, (6 mo. EURIBOR + 2.38%), 1/29/27	EUR	1,500	1,424,993
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 1/29/27		8,819	8,486,025
H Food Holdings, LLC, Term Loan, 6.06%, (1 mo. USD LIBOR + 3.69%), 5/23/25		8,138	7,364,004
JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26		38,455	37,878,008
Monogram Food Solutions, LLC, Term Loan, 6.375%, (1 mo. USD LIBOR + 4.00%), 8/28/28		6,617	6,368,622
Nomad Foods Europe Midco Limited, Term Loan, 3.661%, (3 mo. USD LIBOR + 2.25%), 5/15/24		18,546	18,149,806
Shearer's Foods, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 9/23/27		4,508	4,195,375
Sovos Brands Intermediate, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 4.25%), 6/8/28		10,088	9,671,492
United Petfood Group B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/29/28	EUR	9,025	8,132,495
Valeo F1 Company Limited (Ireland):
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 6/30/28	EUR	9,450	8,499,365
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Valeo F1 Company Limited (Ireland): (continued)
Term Loan, 6.632%, (SONIA + 5.00%), 6/28/28	GBP	5,500	$ 5,766,891
			$ 145,632,479
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 6/5/28		30,160	$ 29,398,258
			$ 29,398,258
Health Care Equipment & Supplies — 1.1%
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%), 8/2/28		10,671	$ 10,351,234
CryoLife, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/1/27		6,592	6,246,182
Gloves Buyer, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/29/27		18,495	17,292,574
ICU Medical, Inc., Term Loan, 4.604%, (SOFR + 2.65%), 1/8/29		8,080	7,855,036
Journey Personal Care Corp., Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 3/1/28		25,207	18,716,199
Medline Borrower, L.P.:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 10/23/28	EUR	1,000	959,875
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 10/23/28		32,020	30,667,812
			$ 92,088,912
Health Care Providers & Services — 6.5%
ADMI Corp., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 4/30/25		1,442	$ 1,355,464
AEA International Holdings (Lux) S.a.r.l., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/7/28		17,562	17,122,647
Biogroup-LCD, Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), 2/9/28	EUR	11,000	10,418,097
BW NHHC Holdco, Inc., Term Loan, 6.455%, (3 mo. USD LIBOR + 5.00%), 5/15/25		14,731	9,764,933
CAB, Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), 2/9/28	EUR	7,850	7,541,705
Cano Health, LLC, Term Loan, 6.427%, (SOFR + 4.00%), 11/23/27		14,506	13,689,692
CCRR Parent, Inc., Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/6/28		5,302	5,116,686
Cerba Healthcare S.A.S.:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/30/28	EUR	20,800	19,983,116
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/15/29	EUR	8,600	8,438,042

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.25%), 9/29/28		11,767	$ 11,455,851
Covis Finco S.a.r.l., Term Loan, 8.704%, (SOFR + 6.50%), 2/18/27		13,973	11,702,492
Dedalus Finance GmbH, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 7/17/27	EUR	20,150	19,976,472
Electron BidCo, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 11/1/28		17,611	17,105,018
Elsan S.A.S., Term Loan, 3.35%, (6 mo. EURIBOR + 3.35%), 6/16/28	EUR	4,150	4,009,992
Ensemble RCM, LLC, Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 8/3/26		18,751	18,366,428
Envision Healthcare Corporation:
Term Loan, 3/31/27(11)		6,769	6,701,228
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/10/25		57,466	16,081,416
Hanger, Inc., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 3/6/25		18,945	18,897,217
IVC Acquisition, Ltd.:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 2/13/26	EUR	9,760	9,399,137
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/13/26	EUR	20,825	20,253,222
Term Loan, 5.191%, (SONIA + 4.25%), 2/13/26	GBP	1,050	1,181,989
LSCS Holdings, Inc., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 12/16/28		11,562	11,003,079
MDVIP, Inc., Term Loan, 5.662%, (1 mo. USD LIBOR + 3.50%), 10/16/28		5,885	5,664,553
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(10)		2,608	2,520,173
Term Loan, 6.377%, (6 mo. USD LIBOR + 3.50%), 11/1/28		16,252	15,703,601
Term Loan - Second Lien, 9.877%, (6 mo. USD LIBOR + 7.00%), 11/1/29		9,500	8,835,000
Mehilainen Yhtiot Oy, Term Loan, 3.53%, (3 mo. EURIBOR + 3.53%), 8/11/25	EUR	7,975	7,773,870
Midwest Physician Administrative Services, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 3/12/28		12,659	11,519,312
National Mentor Holdings, Inc.:
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28		576	497,360
Term Loan, 6.064%, (USD LIBOR + 3.75%), 3/2/28(9)		20,835	17,990,074
Term Loan - Second Lien, 9.51%, (3 mo. USD LIBOR + 7.25%), 3/2/29		6,475	5,698,000
Option Care Health, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 10/27/28		8,088	7,939,222
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Pacific Dental Services, LLC, Term Loan, 5.656%, (1 mo. USD LIBOR + 3.50%), 5/5/28		5,173	$ 5,008,944
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 8.622%, (1 mo. USD LIBOR + 6.25%), 2/13/26		2,575	2,497,750
Pediatric Associates Holding Company, LLC:
Term Loan, 4.255%, (3 mo. USD LIBOR + 3.25%), 12/29/28(10)		191	183,405
Term Loan, 5.076%, (6 mo. USD LIBOR + 3.25%), 12/29/28		1,256	1,208,960
PetVet Care Centers, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/14/25		7,897	7,603,796
Phoenix Guarantor, Inc.:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/5/26		26,394	25,478,451
Term Loan, 5.759%, (1 mo. USD LIBOR + 3.50%), 3/5/26		4,491	4,334,969
Radiology Partners, Inc., Term Loan, 6.464%, (1 mo. USD LIBOR + 4.25%), 7/9/25		24,215	22,252,919
Radnet Management, Inc., Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), 4/21/28		13,454	13,096,635
Ramsay Generale de Sante S.A., Term Loan, 2.925%, (3 mo. EURIBOR + 2.80%), 4/22/27	EUR	9,900	9,561,786
Select Medical Corporation, Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 3/6/25		56,458	55,258,173
Signify Health, LLC, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/22/28		9,090	8,748,668
Sound Inpatient Physicians, Term Loan, 5.30%, (1 mo. USD LIBOR + 3.00%), 6/27/25		2,599	2,431,996
Synlab Bondco PLC, Term Loan, 2.778%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,532,214
TTF Holdings, LLC, Term Loan, 6.375%, (1 mo. USD LIBOR + 4.00%), 3/31/28		5,644	5,474,993
U.S. Anesthesia Partners, Inc., Term Loan, 5.963%, (1 mo. USD LIBOR + 4.25%), 10/1/28		16,509	15,505,502
WP CityMD Bidco, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/22/28		18,704	18,038,045
			$ 542,922,294
Health Care Technology — 2.4%
athenahealth, Inc.:
Term Loan, 3.50%, 2/15/29(10)		2,228	$ 2,129,660
Term Loan, 5.653%, (SOFR + 3.50%), 2/15/29		13,147	12,564,996
Bracket Intermediate Holding Corp., Term Loan, 6.543%, (3 mo. USD LIBOR + 4.25%), 9/5/25		13,233	12,663,759
Certara, L.P., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,402	9,119,554
Change Healthcare Holdings, LLC, Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/1/24		25,375	25,147,373

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Technology (continued)
eResearchTechnology, Inc., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 2/4/27		9,686	$ 9,204,932
GHX Ultimate Parent Corporation, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/28/24		7,875	7,634,166
Imprivata, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/1/27		18,399	17,954,298
Term Loan, 6.577%, (SOFR + 4.25%), 12/1/27		3,625	3,555,900
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/18/28		17,756	17,156,252
Term Loan - Second Lien, 9.122%, (1 mo. USD LIBOR + 6.75%), 12/17/29		9,625	8,664,002
Navicure, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 10/22/26		22,355	21,768,482
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27		5,135	5,032,300
Project Ruby Ultimate Parent Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/3/28		11,547	11,067,257
Symplr Software, Inc., Term Loan, 6.654%, (SOFR + 4.50%), 12/22/27		9,214	8,821,969
Verscend Holding Corp., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 8/27/25		27,662	27,028,002
			$ 199,512,902
Hotels, Restaurants & Leisure — 4.1%
1011778 B.C. Unlimited Liability Company, Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 11/19/26		29,045	$ 28,198,216
Carnival Corporation:
Term Loan, 3.974%, (EURIBOR + 3.75%), 6/30/25(9)	EUR	9,670	9,512,229
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25		4,122	3,947,215
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28		40,497	37,661,745
Churchill Downs Incorporated, Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,343	3,275,650
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24		23,698	21,903,500
Dave & Buster's, Inc., Term Loan, 6/29/29(11)		12,325	12,096,470
Fertitta Entertainment, LLC, Term Loan, 6.327%, (SOFR + 4.00%), 1/27/29		32,587	31,185,718
Great Canadian Gaming Corporation, Term Loan, 6.096%, (3 mo. USD LIBOR + 4.00%), 11/1/26		8,839	8,595,814
GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,325	21,168,598
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Hilton Grand Vacations Borrower, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 8/2/28		10,024	$ 9,855,091
IRB Holding Corp., Term Loan, 4.836%, (SOFR + 3.15%), 12/15/27		23,801	22,839,126
NCL Corporation Limited, Term Loan, 1/2/24(11)		4,500	4,297,500
Oravel Stays Singapore Pte, Ltd., Term Loan, 10.44%, (3 mo. USD LIBOR + 8.25%), 6/23/26		5,990	5,180,918
Playa Resorts Holding B.V., Term Loan, 5.12%, (1 mo. USD LIBOR + 2.75%), 4/29/24		20,978	20,243,417
Scientific Games Holdings, L.P.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 4/4/29	EUR	1,000	969,670
Term Loan, 5.617%, (SOFR + 3.50%), 4/4/29		9,300	8,915,408
Scientific Games International, Inc., Term Loan, 5.044%, (SOFR + 3.00%), 4/14/29		10,500	10,290,000
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.375%, (1 mo. USD LIBOR + 3.00%), 8/25/28		11,066	10,579,454
Stars Group Holdings B.V. (The):
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	12,167,954
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 7/21/26		31,749	31,213,106
Travel Leaders Group, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 1/25/24		19,815	17,852,106
Twin River Worldwide Holdings, Inc., Term Loan, 5.048%, (1 mo. USD LIBOR + 3.25%), 10/2/28		12,433	11,842,384
			$ 343,791,289
Household Durables — 0.8%
Libbey Glass, Inc., Term Loan, 10.455%, (3 mo. USD LIBOR + 8.00%), 11/13/25		8,749	$ 8,989,090
Serta Simmons Bedding, LLC:
Term Loan, 9.499%, (1 mo. USD LIBOR + 7.50%), 8/10/23		13,914	13,600,974
Term Loan - Second Lien, 9.499%, (1 mo. USD LIBOR + 7.50%), 8/10/23		45,992	27,135,568
Solis IV B.V.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 2/26/29	EUR	4,700	4,179,161
Term Loan, 4.842%, (SOFR + 3.50%), 2/26/29		9,300	8,332,800
Spectrum Brands, Inc., Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), 3/3/28		4,938	4,752,344
			$ 66,989,937
Household Products — 0.6%
Diamond (BC) B.V., Term Loan, 5.555%, (USD LIBOR + 2.75%), 9/29/28(9)		12,864	$ 12,323,799

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products (continued)
Energizer Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 2.25%), 12/22/27		9,044	$ 8,716,473
Kronos Acquisition Holdings, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 12/22/26		12,439	11,692,977
Term Loan, 8.407%, (SOFR + 6.00%), 12/22/26		5,721	5,621,128
Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/1/28	EUR	12,550	10,734,364
			$ 49,088,741
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Construction Finance Company, L.P., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 1/15/25		10,630	$ 10,414,249
Calpine Corporation:
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), 4/5/26		5,315	5,193,494
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 12/16/27		9,696	9,514,663
Longview Power, LLC, Term Loan, 12.232%, (3 mo. USD LIBOR + 10.00%), 7/30/25		1,407	1,425,051
			$ 26,547,457
Industrial Conglomerates — 0.4%
Rain Carbon GmbH, Term Loan, 3.532%, (6 mo. EURIBOR + 3.00%), 1/16/25	EUR	15,875	$ 15,413,580
SPX Flow, Inc., Term Loan, 6.927%, (SOFR + 4.50%), 4/5/29		21,400	20,289,875
			$ 35,703,455
Insurance — 1.9%
Alliant Holdings Intermediate, LLC:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,181	$ 3,084,639
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,602	5,428,695
Term Loan, 5.656%, (1 mo. USD LIBOR + 3.50%), 11/6/27		14,146	13,693,430
AmWINS Group, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 2/19/28		27,584	26,803,218
AssuredPartners, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27		17,059	16,302,271
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27		3,433	3,278,173
Term Loan, 5.872%, (SOFR + 3.50%), 2/12/27		5,362	5,121,965
Financiere CEP S.A.S., Term Loan, 4.225%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,242	5,157,024
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Hub International Limited:
Term Loan, 5.766%, (3 mo. USD LIBOR + 3.00%), 4/25/25		18,107	$ 17,693,733
Term Loan, 5.981%, (3 mo. USD LIBOR + 3.25%), 4/25/25		7,027	6,893,197
NFP Corp., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 2/15/27		33,014	31,431,908
Ryan Specialty Group, LLC, Term Loan, 5.427%, (SOFR + 3.00%), 9/1/27		12,655	12,348,788
USI, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 5/16/24		8,762	8,633,129
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/2/26		5,743	5,609,305
			$ 161,479,475
Interactive Media & Services — 0.7%
Buzz Finco, LLC:
Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,812	$ 4,697,698
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 1/29/27		549	541,981
Camelot U.S. Acquisition, LLC:
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/30/26		4,576	4,477,016
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 10/30/26		12,260	11,991,817
Foundational Education Group, Inc., Term Loan, 6.066%, (SOFR + 3.75%), 8/31/28		3,597	3,480,400
Getty Images, Inc.:
Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	3,668,579
Term Loan, 6.125%, (3 mo. USD LIBOR + 4.50%), 2/19/26		23,395	22,927,460
Match Group, Inc., Term Loan, 3.194%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,367,656
			$ 59,152,607
Internet & Direct Marketing Retail — 0.6%
Adevinta ASA:
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	9,950	$ 9,832,533
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 6/26/28		6,410	6,179,879
CNT Holdings I Corp., Term Loan, 5.368%, (1 mo. USD LIBOR + 3.50%), 11/8/27		14,742	14,324,333
Etraveli Holding AB, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 8/2/24	EUR	9,472	9,495,342
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29		7,413	7,134,731

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Internet & Direct Marketing Retail (continued)
PUG, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/12/27		4,918	$ 4,567,934
Speedster Bidco GmbH, Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,550	2,374,924
			$ 53,909,676
IT Services — 4.5%
Asurion, LLC:
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,400	$ 2,323,500
Term Loan, 5.497%, (1 mo. USD LIBOR + 3.125%), 11/3/23		22,247	21,942,871
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,477	5,160,228
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,603	10,921,442
Term Loan - Second Lien, 7.622%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	12,371,140
Cyxtera DC Holdings, Inc.:
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), 5/1/24		32,965	31,823,546
Term Loan, 6.79%, (3 mo. USD LIBOR + 4.00%), 5/1/24		13,383	12,931,497
Endure Digital, Inc., Term Loan, 5.291%, (1 mo. USD LIBOR + 3.50%), 2/10/28		31,655	29,175,599
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27		72,634	70,243,073
Go Daddy Operating Company, LLC:
Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 2/15/24		53,053	52,609,354
Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,922	9,747,824
Indy US Bidco, LLC:
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 3/6/28	EUR	6,509	6,142,435
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/5/28		6,316	5,978,676
Informatica, LLC, Term Loan, 5.125%, (1 mo. USD LIBOR + 2.75%), 10/27/28		34,763	33,922,761
NAB Holdings, LLC, Term Loan, 5.204%, (SOFR + 3.00%), 11/23/28		18,507	17,711,199
Rackspace Technology Global, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 2.75%), 2/15/28		13,658	12,582,449
Skopima Merger Sub, Inc., Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 5/12/28		17,145	15,877,395
team.blue Finco S.a.r.l.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	669	636,025
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/30/28	EUR	11,706	11,130,436
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
West Corporation, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 10/10/24		4,310	$ 3,602,212
WEX, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,394	4,317,474
			$ 371,151,136
Leisure Products — 0.5%
Amer Sports Oyj, Term Loan, 4.881%, (6 mo. EURIBOR + 4.25%), 3/30/26	EUR	20,475	$ 19,487,773
Fender Musical Instruments Corporation, Term Loan, 5.828%, (SOFR + 4.00%), 12/1/28		4,319	4,125,040
Hayward Industries, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 5/30/28		12,438	11,959,516
SRAM, LLC, Term Loan, 5.17%, (USD LIBOR + 2.75%), 5/18/28(9)		2,599	2,508,452
			$ 38,080,781
Life Sciences Tools & Services — 2.7%
Avantor Funding, Inc.:
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	21,582	$ 21,462,314
Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 11/8/27		27,077	26,640,158
Cambrex Corporation, Term Loan, 5.927%, (SOFR + 3.60%), 12/4/26		5,942	5,786,197
Catalent Pharma Solutions, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), 2/22/28		792	780,891
Curia Global, Inc., Term Loan, 6.555%, (3 mo. USD LIBOR + 3.75%), 8/30/26		22,167	21,465,407
ICON Luxembourg S.a.r.l.:
Term Loan, 4.563%, (3 mo. USD LIBOR + 2.25%), 7/3/28		61,479	60,479,739
Term Loan, 4.563%, (3 mo. USD LIBOR + 2.25%), 7/3/28		15,318	15,068,838
IQVIA, Inc., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,537,598
LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	4,025	3,793,651
Loire Finco Luxembourg S.a.r.l., Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,529	3,343,374
Packaging Coordinators Midco, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/30/27		8,482	8,195,732
Parexel International Corporation, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 11/15/28		29,354	28,682,587
Sotera Health Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 12/11/26		11,625	11,276,250
			$ 220,512,736

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery — 4.8%
AI Alpine AT Bidco GmbH, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 10/31/25	EUR	6,125	$ 5,900,101
AI Aqua Merger Sub, Inc., Term Loan, 5.436%, (SOFR + 3.75%), 7/31/28		14,808	13,993,746
Albion Financing 3 S.a.r.l., Term Loan, 8.009%, (3 mo. USD LIBOR + 5.25%), 8/17/26		20,248	19,394,017
Ali Group North America Corporation, Term Loan, 7/22/29(11)		20,350	20,009,138
Alliance Laundry Systems, LLC, Term Loan, 5.955%, (3 mo. USD LIBOR + 3.50%), 10/8/27		10,066	9,799,501
American Trailer World Corp., Term Loan, 6.177%, (SOFR + 3.75%), 3/3/28		35,804	31,194,040
Apex Tool Group, LLC, Term Loan, 7.174%, (SOFR + 5.25%), 2/8/29		26,320	23,260,715
Clark Equipment Company, Term Loan, 4.654%, (SOFR + 2.50%), 4/20/29		14,264	13,866,035
Conair Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/17/28		26,376	22,518,243
CPM Holdings, Inc., Term Loan, 5.213%, (1 mo. USD LIBOR + 3.50%), 11/17/25		14,147	13,651,812
Delachaux Group S.A., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,517	5,020,015
Engineered Machinery Holdings, Inc.:
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	12,034	11,038,720
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/19/28		22,870	21,852,534
Term Loan - Second Lien, 8.25%, (3 mo. USD LIBOR + 6.00%), 5/21/29		2,000	1,915,624
EWT Holdings III Corp., Term Loan, 4.875%, (1 mo. USD LIBOR + 2.50%), 4/1/28		7,435	7,286,092
Filtration Group Corporation:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,570	3,475,046
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 3/29/25		17,223	16,899,803
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 10/21/28		3,259	3,148,071
Gates Global, LLC:
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	6,934	6,791,287
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 3/31/27		23,623	22,834,477
Granite Holdings US Acquisition Co., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/30/26		13,936	13,544,432
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(10)		2,627	2,459,663
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/22/28		12,666	11,858,648
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Illuminate Buyer, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 6/30/27		2,388	$ 2,253,816
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28		45,105	43,047,095
Penn Engineering & Manufacturing Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 6/27/24		1,666	1,645,469
Titan Acquisition Limited, Term Loan, 5.877%, (3 mo. USD LIBOR + 3.00%), 3/28/25		26,776	25,247,285
TK Elevator Topco GmbH, Term Loan, 4.256%, (1 mo. EURIBOR + 3.63%), 7/29/27	EUR	12,100	11,771,649
Zephyr German BidCo GmbH, Term Loan, 3.40%, (3 mo. EURIBOR + 3.40%), 3/10/28	EUR	13,675	12,902,084
			$ 398,579,158
Media — 2.5%
Axel Springer SE, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 12/18/26	EUR	9,800	$ 9,678,044
Charter Communications Operating, LLC, Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), 2/1/27		8,972	8,705,033
CSC Holdings, LLC:
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 7/17/25		43,744	42,441,216
Term Loan, 4.249%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,663	5,450,441
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26		2,978	2,864,098
Diamond Sports Group, LLC:
Term Loan, 9.786%, (SOFR + 8.00%), 5/26/26		5,943	5,653,594
Term Loan - Second Lien, 5.036%, (SOFR + 3.25%), 8/24/26		28,585	5,936,560
Entercom Media Corp., Term Loan, 4.846%, (1 mo. USD LIBOR + 2.50%), 11/18/24		3,993	3,547,053
Entravision Communications Corporation, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 11/29/24		8,026	7,925,737
Gray Television, Inc., Term Loan, 4.213%, (1 mo. USD LIBOR + 2.50%), 1/2/26		3,553	3,471,276
Hubbard Radio, LLC, Term Loan, 6.63%, (1 mo. USD LIBOR + 4.25%), 3/28/25		9,065	8,399,911
iHeartCommunications, Inc.:
Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 5/1/26		1,127	1,070,262
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/1/26		3,165	3,006,922
Magnite, Inc., Term Loan, 6.197%, (USD LIBOR + 5.00%), 4/28/28(9)		6,583	6,237,866
Mission Broadcasting, Inc., Term Loan, 4.213%, (1 mo. USD LIBOR + 2.50%), 6/2/28		4,059	4,021,791

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
MJH Healthcare Holdings, LLC, Term Loan, 5.701%, (SOFR + 3.60%), 1/28/29	3,990	$ 3,795,488
Nexstar Broadcasting, Inc., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 9/18/26	1,285	1,273,971
Recorded Books, Inc., Term Loan, 6.003%, (3 mo. USD LIBOR + 4.00%), 8/29/25	18,258	17,842,736
Sinclair Television Group, Inc.:
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.50%), 9/30/26	7,342	6,855,943
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.00%), 4/1/28	25,508	23,340,194
Univision Communications, Inc.:
Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 3/15/24	16,163	16,042,104
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 3/15/26	23,490	22,979,286
		$ 210,539,526
Metals/Mining — 0.7%
American Consolidated Natural Resources, Inc., Term Loan, 18.259%, (1 mo. USD LIBOR + 16.00%), 15.259% cash, 3.00% PIK, 9/16/25	1,132	$ 1,149,345
Dynacast International, LLC:
Term Loan, 6.006%, (3 mo. USD LIBOR + 4.50%), 7/22/25	16,576	15,022,426
Term Loan, 10.506%, (3 mo. USD LIBOR + 9.00%), 10/22/25	2,963	2,637,385
WireCo WorldGroup, Inc., Term Loan, 5.688%, (3 mo. USD LIBOR + 4.25%), 11/13/28	9,763	9,372,290
Zekelman Industries, Inc., Term Loan, 4.185%, (3 mo. USD LIBOR + 2.00%), 1/24/27	27,074	26,075,312
		$ 54,256,758
Oil, Gas & Consumable Fuels — 2.0%
Buckeye Partners, L.P., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 11/1/26	11,190	$ 11,016,140
Centurion Pipeline Company, LLC:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 9/29/25	3,362	3,299,024
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 9/28/25	2,000	1,954,695
CITGO Holding, Inc., Term Loan, 9.372%, (1 mo. USD LIBOR + 7.00%), 8/1/23	2,896	2,874,249
CITGO Petroleum Corporation, Term Loan, 8.622%, (1 mo. USD LIBOR + 6.25%), 3/28/24	28,294	28,143,684
Delek US Holdings, Inc., Term Loan, 7.872%, (1 mo. USD LIBOR + 5.50%), 3/31/25	5,132	4,920,185
Freeport LNG Investments, LLLP, Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), 12/21/28	18,754	17,655,460
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
GIP II Blue Holding, L.P, Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 9/29/28		20,753	$ 20,331,050
ITT Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 7/10/28		7,295	7,033,478
Matador Bidco S.a.r.l., Term Loan, 6.872%, (1 mo. USD LIBOR + 4.50%), 10/15/26		34,028	33,305,055
Oryx Midstream Services Permian Basin, LLC, Term Loan, 4.705%, (3 mo. USD LIBOR + 3.25%), 10/5/28		9,649	9,421,849
Oxbow Carbon, LLC, Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 10/17/25		6,443	6,304,491
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 10.372%, (1 mo. USD LIBOR + 8.00%), 8/27/26		7,607	7,588,345
UGI Energy Services, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 8/13/26		10,788	10,641,979
			$ 164,489,684
Personal Products — 0.6%
HLF Financing S.a.r.l., Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 8/18/25		23,519	$ 22,754,900
Rainbow Finco S.a.r.l., Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), 2/24/29	EUR	14,875	14,214,795
Sunshine Luxembourg VII S.a.r.l., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 10/1/26		10,991	10,508,495
			$ 47,478,190
Pharmaceuticals — 2.2%
Aenova Holding GmbH, Term Loan, 5.034%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$ 3,724,074
AI Sirona (Luxembourg) Acquisition S.a.r.l., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 9/29/25	EUR	12,550	12,220,122
Akorn, Inc., Term Loan, 9.777%, (3 mo. USD LIBOR + 7.50%), 10/1/25		3,363	3,253,542
Amneal Pharmaceuticals, LLC, Term Loan, 5.844%, (USD LIBOR + 3.50%), 5/4/25(9)		24,451	22,855,528
Bausch Health Companies, Inc., Term Loan, 7.174%, (SOFR + 5.25%), 2/1/27		29,282	24,706,423
Elanco Animal Health Incorporated, Term Loan, 3.463%, (1 mo. USD LIBOR + 1.75%), 8/1/27		3,220	3,125,776
Horizon Therapeutics USA, Inc.:
Term Loan, 4.063%, (1 mo. USD LIBOR + 1.75%), 3/15/28		18,614	18,340,967
Term Loan, 4.313%, (1 mo. USD LIBOR + 2.00%), 5/22/26		13,469	13,266,518
Jazz Financing Lux S.a.r.l., Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 5/5/28		9,349	9,156,071

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Mallinckrodt International Finance S.A.:
Term Loan, 7.253%, (3 mo. USD LIBOR + 5.25%), 9/30/27		39,240	$ 32,854,019
Term Loan, 7.503%, (3 mo. USD LIBOR + 5.50%), 9/30/27		12,472	10,460,771
Nidda Healthcare Holding AG:
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	6,425	6,074,169
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 8/21/26	EUR	3,625	3,445,585
PharmaZell GmbH, Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 5/12/27	EUR	1,950	1,870,926
Recipharm AB, Term Loan, 3.20%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	15,275	14,655,586
			$ 180,010,077
Professional Services — 2.1%
AlixPartners, LLP, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,148	$ 3,996,979
APFS Staffing Holdings, Inc., Term Loan, 6.756%, (SOFR + 4.00%), 12/29/28(9)		3,990	3,890,250
Blitz 20-487 GmbH, Term Loan, 3.438%, (3 mo. EURIBOR + 3.20%), 4/28/28	EUR	10,525	10,111,649
Brown Group Holding, LLC:
Term Loan, 4.872%, (1 mo. USD LIBOR + 2.50%), 6/7/28		12,391	11,963,253
Term Loan, 6.077%, (SOFR + 3.75%), 7/2/29		3,950	3,881,491
CoreLogic, Inc., Term Loan, 5.875%, (1 mo. USD LIBOR + 3.50%), 6/2/28		31,802	27,190,895
Deerfield Dakota Holding, LLC, Term Loan, 6.077%, (SOFR + 3.75%), 4/9/27		18,386	17,805,477
EAB Global, Inc., Term Loan, 6.305%, (USD LIBOR + 3.50%), 8/16/28(9)		15,895	15,202,558
Employbridge, LLC, Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 7/19/28		23,100	21,056,049
First Advantage Holdings, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 1/31/27		3,606	3,516,324
Nielsen Finance, LLC, Term Loan, 3.872%, (1 mo. USD LIBOR + 2.00%), 10/4/23		9,073	9,061,320
Rockwood Service Corporation, Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 1/23/27		6,322	6,196,032
Trans Union, LLC, Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 12/1/28		34,852	34,092,012
Vaco Holdings, LLC, Term Loan, 7.204%, (SOFR + 5.00%), 1/21/29		3,980	3,855,625
			$ 171,819,914
Borrower/Description	Principal Amount* (000's omitted)		Value
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 8/21/25		37,013	$ 35,917,977
RE/MAX International, Inc., Term Loan, 4.875%, (1 mo. USD LIBOR + 2.50%), 7/21/28		18,117	17,211,150
			$ 53,129,127
Road & Rail — 1.9%
Avis Budget Car Rental, LLC, Term Loan, 4.13%, (1 mo. USD LIBOR + 1.75%), 8/6/27		2,456	$ 2,322,598
Grab Holdings, Inc., Term Loan, 6.88%, (1 mo. USD LIBOR + 4.50%), 1/29/26		50,241	45,531,315
Hertz Corporation, (The):
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), 6/30/28		14,598	14,057,898
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.25%), 6/30/28		2,779	2,676,135
Kenan Advantage Group, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/24/26		23,456	22,043,860
Uber Technologies, Inc.:
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 4/4/25		54,634	53,931,490
Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 2/25/27		14,321	14,058,927
XPO Logistics, Inc., Term Loan, 3.548%, (1 mo. USD LIBOR + 1.75%), 2/24/25		2,789	2,732,962
			$ 157,355,185
Semiconductors & Semiconductor Equipment — 1.5%
Altar Bidco, Inc.:
Term Loan, 5.506%, (SOFR + 3.35%), 2/1/29(9)		26,100	$ 24,881,991
Term Loan - Second Lien, 7.355%, (SOFR + 5.60%), 2/1/30		7,300	6,679,500
Bright Bidco B.V., Term Loan, 4.774%, (3 mo. USD LIBOR + 3.50%), 6/30/24		19,813	7,892,093
Entegris, Inc., Term Loan, 7/6/29(11)		2,500	2,475,000
MACOM Technology Solutions Holdings, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	1,599,048
MaxLinear, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 6/23/28		6,500	6,329,375
MKS Instruments, Inc.:
Term Loan, 4/8/29(11)		53,430	52,461,581
Term Loan, 4/11/29(11)	EUR	6,075	5,960,594

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Synaptics Incorporated, Term Loan, 4.356%, (6 mo. USD LIBOR + 2.25%), 12/2/28		3,213	$ 3,199,099
Ultra Clean Holdings, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 8/27/25		16,602	16,436,448
			$ 127,914,729
Software — 20.3%
Applied Systems, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 9/19/24		58,822	$ 57,908,213
Term Loan - Second Lien, 7.75%, (3 mo. USD LIBOR + 5.50%), 9/19/25		3,903	3,826,468
AppLovin Corporation:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/25/28		19,451	18,930,929
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 8/15/25		51,787	50,589,198
Aptean, Inc.:
Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 4/23/26		32,688	31,339,852
Term Loan - Second Lien, 9.372%, (1 mo. USD LIBOR + 7.00%), 4/23/27		6,500	6,280,625
AQA Acquisition Holding, Inc., Term Loan, 6.622%, (1 mo. USD LIBOR + 4.25%), 3/3/28		5,240	5,043,751
Astra Acquisition Corp.:
Term Loan, 7.622%, (1 mo. USD LIBOR + 5.25%), 10/25/28		21,587	18,349,154
Term Loan - Second Lien, 11.247%, (1 mo. USD LIBOR + 8.88%), 10/25/29		21,995	18,695,505
Avaya, Inc.:
6.249%, (1 mo. USD LIBOR + 4.25%), 12/15/27		2,000	1,065,000
Term Loan, 5.999%, (1 mo. USD LIBOR + 4.00%), 12/15/27		7,081	3,770,699
Banff Merger Sub, Inc.:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	5,981	5,888,541
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/2/25		26,746	25,828,027
Term Loan - Second Lien, 7.872%, (1 mo. USD LIBOR + 5.50%), 2/27/26		15,700	14,666,422
Barracuda Networks, Inc.:
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 2/12/25		26,343	26,265,901
Term Loan - Second Lien, 9.556%, (3 mo. USD LIBOR + 6.75%), 10/30/28		10,726	10,771,125
Cast and Crew Payroll, LLC:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 2/9/26		9,488	9,243,981
Term Loan, 6.077%, (SOFR + 3.75%), 12/29/28		6,517	6,354,319
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
CDK Global, Inc., Term Loan, 6.61%, (SOFR + 4.50%), 7/6/29		37,725	$ 36,724,231
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25		20,968	18,801,026
Ceridian HCM Holding, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 4/30/25		22,858	22,172,061
Cloudera, Inc.:
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/8/28		34,364	32,545,442
Term Loan - Second Lien, 8.372%, (1 mo. USD LIBOR + 6.00%), 10/8/29		9,450	8,694,000
ConnectWise, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 9/29/28		18,266	17,513,005
Constant Contact, Inc., Term Loan, 6.423%, (3 mo. USD LIBOR + 4.00%), 2/10/28		17,032	16,052,413
Cornerstone OnDemand, Inc., Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/16/28		17,207	16,138,621
Delta TopCo, Inc., Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27		16,721	15,831,198
E2open, LLC, Term Loan, 4.835%, (3 mo. USD LIBOR + 3.50%), 2/4/28		20,320	19,843,498
ECI Macola Max Holding, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/9/27		29,651	28,946,505
Epicor Software Corporation:
Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 7/30/27		78,145	74,650,132
Term Loan - Second Lien, 10.122%, (1 mo. USD LIBOR + 7.75%), 7/31/28		7,650	7,560,113
Finastra USA, Inc.:
Term Loan, 6.871%, (6 mo. USD LIBOR + 3.50%), 6/13/24		71,271	66,727,777
Term Loan - Second Lien, 8.489%, (6 mo. USD LIBOR + 7.25%), 6/13/25		29,000	25,778,941
Fiserv Investment Solutions, Inc., Term Loan, 5.455%, (3 mo. USD LIBOR + 4.00%), 2/18/27		6,526	6,253,823
GoTo Group, Inc., Term Loan, 6.912%, (1 mo. USD LIBOR + 4.75%), 8/31/27		28,714	22,052,053
Greeneden U.S. Holdings II, LLC, Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 12/1/27		17,494	17,116,432
Hyland Software, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 7/1/24		57,893	56,916,421
Term Loan - Second Lien, 8.622%, (1 mo. USD LIBOR + 6.25%), 7/7/25		7,940	7,726,738
IGT Holding IV AB:
Term Loan, 2.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	6,205	5,849,926
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.40%), 3/31/28		1,678	1,627,904

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Imperva, Inc., Term Loan, 5.399%, (3 mo. USD LIBOR + 4.00%), 1/12/26		4,963	$ 4,478,987
Ivanti Software, Inc.:
Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 12/1/27		6,295	5,373,049
Term Loan, 5.848%, (3 mo. USD LIBOR + 4.25%), 12/1/27		25,092	21,487,650
Term Loan - Second Lien, 8.848%, (3 mo. USD LIBOR + 7.25%), 12/1/28		9,000	7,858,125
MA FinanceCo., LLC:
Term Loan, 4.50%, (EURIBOR + 4.50%), 6/5/25(9)	EUR	5,801	5,565,811
Term Loan, 5.915%, (3 mo. USD LIBOR + 4.25%), 6/5/25		14,503	12,798,614
Magenta Buyer, LLC:
Term Loan, 7.05%, (1 mo. USD LIBOR + 4.75%), 7/27/28		56,639	53,948,816
Term Loan - Second Lien, 10.55%, (1 mo. USD LIBOR + 8.25%), 7/27/29		17,275	16,422,047
Marcel LUX IV S.a.r.l.:
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	9,150	8,884,167
Term Loan, 5.577%, (SOFR + 3.25%), 3/15/26		11,854	11,587,629
Term Loan, 5.635%, (SOFR + 4.00%), 12/31/27		910	889,500
Mavenir Systems, Inc., Term Loan, 6.205%, (3 mo. USD LIBOR + 4.75%), 8/18/28		3,937	3,671,261
Maverick Bidco, Inc.:
Term Loan, 6.556%, (3 mo. USD LIBOR + 3.75%), 5/18/28		12,066	11,372,063
Term Loan - Second Lien, 9.556%, (3 mo. USD LIBOR + 6.75%), 5/18/29		3,325	3,192,000
McAfee, LLC:
Term Loan, 4.25%, (1 mo. EURIBOR + 4.25%), 3/1/29	EUR	17,350	16,890,266
Term Loan, 5.699%, (SOFR + 4.00%), 3/1/29		40,450	38,735,082
Mediaocean, LLC, Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/15/28		5,611	5,465,990
MH Sub I, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 9/13/24		5,285	5,151,973
Mitnick Corporate Purchaser, Inc., Term Loan, 5.924%, (SOFR + 4.75%), 5/2/29		9,150	8,898,375
N-Able International Holdings II, LLC, Term Loan, 4.575%, (3 mo. USD LIBOR + 3.00%), 7/19/28		1,652	1,586,250
NortonLifeLock, Inc., Term Loan, 1/28/29(11)		8,400	8,187,379
Panther Commercial Holdings, L.P., Term Loan, 7.306%, (3 mo. USD LIBOR + 4.50%), 1/7/28		23,386	21,912,730
Polaris Newco, LLC:
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,280	8,979,444
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Polaris Newco, LLC: (continued)
Term Loan, 6.372%, (1 mo. USD LIBOR + 4.00%), 6/2/28		7,869	$ 7,494,588
Proofpoint, Inc.:
7.825%, (1 mo. USD LIBOR + 6.25%), 8/31/29		2,070	2,007,900
Term Loan, 4.825%, (3 mo. USD LIBOR + 3.25%), 8/31/28		58,411	56,273,218
Quest Software US Holdings, Inc., Term Loan, 5.78%, (SOFR + 4.25%), 2/1/29		32,350	28,860,826
RealPage, Inc., Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 4/24/28		37,256	35,940,766
Red Planet Borrower, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 10/2/28		16,825	14,743,224
Redstone Holdco 2 L.P., Term Loan, 7.533%, (3 mo. USD LIBOR + 4.75%), 4/27/28		18,461	15,506,820
Sabre GLBL, Inc.:
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/17/27		8,671	8,310,883
Term Loan, 5.872%, (1 mo. USD LIBOR + 3.50%), 12/17/27		5,439	5,213,659
Term Loan, 6.677%, (SOFR + 4.25%), 6/30/28		3,959	3,859,981
Seattle Spinco, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 6/21/24		14,726	13,731,869
SkillSoft Corporation, Term Loan, 7.051%, (SOFR + 5.25%), 7/14/28		12,139	11,547,433
SolarWinds Holdings, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 2/5/24		68,616	67,579,906
Sophia, L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/7/27		35,280	34,078,672
Sovos Compliance, LLC, Term Loan, 6.936%, (USD LIBOR + 4.50%), 8/11/28(9)		13,291	12,966,985
Sportradar Capital S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 11/22/27	EUR	8,408	8,249,784
SS&C European Holdings S.a.r.l., Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,314	5,199,211
SS&C Technologies, Inc.:
Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/16/25		6,546	6,404,647
Term Loan, 4.122%, (1 mo. USD LIBOR + 1.75%), 4/16/25		5,103	5,004,229
Term Loan, 4.677%, (SOFR + 2.25%), 3/22/29		4,015	3,935,118
Term Loan, 4.677%, (SOFR + 2.25%), 3/22/29		5,749	5,635,074
SurveyMonkey, Inc., Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 10/10/25		9,569	9,306,296
Tibco Software, Inc.:
Term Loan, 6.13%, (1 mo. USD LIBOR + 3.75%), 6/30/26		36,946	36,733,832
Term Loan - Second Lien, 9.63%, (1 mo. USD LIBOR + 7.25%), 3/3/28		13,275	13,208,625

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Turing Midco, LLC, Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 3/23/28		4,117	$ 4,041,932
Ultimate Software Group, Inc. (The):
Term Loan, 5.535%, (3 mo. USD LIBOR + 3.25%), 5/4/26		57,302	55,678,630
Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 5/4/26		23,746	23,152,395
Term Loan - Second Lien, 7.535%, (3 mo. USD LIBOR + 5.25%), 5/3/27		1,550	1,497,688
Veritas US, Inc., Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25		21,971	18,693,465
Vision Solutions, Inc., Term Loan, 6.783%, (3 mo. USD LIBOR + 4.00%), 4/24/28		39,757	36,899,928
VS Buyer, LLC, Term Loan, 5.372%, (1 mo. USD LIBOR + 3.00%), 2/28/27		17,517	17,079,241
			$ 1,692,514,003
Specialty Retail — 2.4%
Belron Finance US, LLC, Term Loan, 3.875%, (3 mo. USD LIBOR + 2.50%), 4/13/28		8,616	$ 8,440,026
Belron Luxembourg S.a.r.l., Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 4/13/28	EUR	3,925	3,857,770
Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	8,671,214
David's Bridal, Inc.:
Term Loan, 8.38%, (1 mo. USD LIBOR + 6.00%), 6/30/23		3,210	2,981,146
Term Loan, 12.74%, (3 mo. USD LIBOR + 10.00%), 7.74% cash, 5.00% PIK, 6/23/23		2,696	2,604,817
Great Outdoors Group, LLC, Term Loan, 6.122%, (1 mo. USD LIBOR + 3.75%), 3/6/28		48,314	44,343,297
Harbor Freight Tools USA, Inc., Term Loan, 5.122%, (1 mo. USD LIBOR + 2.75%), 10/19/27		42,235	39,304,667
L1R HB Finance Limited:
Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 9/2/24	EUR	8,523	5,128,371
Term Loan, 6.217%, (SONIA + 5.25%), 9/2/24	GBP	6,773	4,990,014
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		34,479	33,358,234
LIDS Holdings, Inc., Term Loan, 7.326%, (SOFR + 5.50%), 12/14/26		6,633	5,986,113
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28		18,336	15,631,813
PetSmart, Inc., Term Loan, 6.12%, (1 mo. USD LIBOR + 3.75%), 2/11/28		23,364	22,579,883
			$ 197,877,365
Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,045	$ 8,856,495
			$ 8,856,495
Thrifts & Mortgage Finance — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(13)		18,677	$ 2,194,492
Walker & Dunlop, Inc., Term Loan, 4.677%, (SOFR + 2.25%), 12/16/28		14,154	13,941,567
			$ 16,136,059
Trading Companies & Distributors — 2.9%
American Builders & Contractors Supply Co., Inc., Term Loan, 4.372%, (1 mo. USD LIBOR + 2.00%), 1/15/27		23,116	$ 22,567,300
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 3.876%, (1 mo. USD LIBOR + 1.75%), 1/15/25		22,425	22,019,821
Term Loan, 4.376%, (1 mo. USD LIBOR + 2.25%), 12/1/27		17,022	16,536,172
Beacon Roofing Supply, Inc., Term Loan, 4.622%, (1 mo. USD LIBOR + 2.25%), 5/19/28		5,238	5,069,862
Core & Main L.P., Term Loan, 4.953%, (3 mo. USD LIBOR + 2.50%), 7/27/28		11,845	11,471,029
DXP Enterprises, Inc., Term Loan, 7.122%, (1 mo. USD LIBOR + 4.75%), 12/16/27		5,171	4,957,936
Electro Rent Corporation, Term Loan, 7.732%, (3 mo. USD LIBOR + 5.00%), 1/31/24		22,211	21,878,099
Fly Funding II S.a.r.l., Term Loan, 8.512%, (3 mo. USD LIBOR + 6.00%), 10/8/25		683	672,575
Hillman Group, Inc. (The):
Term Loan, 5.009%, (1 mo. USD LIBOR + 2.75%), 7/14/28		4,096	3,931,880
Term Loan, 5.009%, (1 mo. USD LIBOR + 2.75%), 7/14/28(10)		988	948,855
Park River Holdings, Inc., Term Loan, 5.527%, (3 mo. USD LIBOR + 3.25%), 12/28/27		12,843	11,457,428
Patagonia Bidco Limited:
Term Loan, 5.94%, (SONIA + 5.00%), 3/5/29	GBP	16,965	18,077,887
Term Loan, 5.94%, (SONIA + 5.00%), 3/5/29	GBP	3,085	3,286,889
Quimper AB, Term Loan, 2.925%, (3 mo. EURIBOR + 2.925%), 2/16/26	EUR	27,350	25,935,184
SiteOne Landscape Supply, LLC, Term Loan, 4.38%, (1 mo. USD LIBOR + 2.00%), 3/23/28		3,811	3,754,157
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28		54,616	50,561,074
SRS Distribution, Inc.:
Term Loan, 6.177%, (SOFR + 3.50%), 6/2/28		5,423	5,182,115

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
SRS Distribution, Inc.: (continued)
Term Loan, 6.306%, (3 mo. USD LIBOR + 3.50%), 6/2/28	16,502	$ 15,764,621
		$ 244,072,884
Wireless Telecommunication Services — 0.4%
CCI Buyer, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 12/17/27	17,138	$ 16,274,166
Digicel International Finance Limited, Term Loan, 5.622%, (1 mo. USD LIBOR + 3.25%), 5/28/24	19,170	17,492,907
		$ 33,767,073
Total Senior Floating-Rate Loans (identified cost $9,938,882,327)		$ 9,203,561,982

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(6)(7)	2,180,552	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	37,742	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.60%(14)	165,388,917	$ 165,388,917
Total Short-Term Investments (identified cost $165,388,917)		$ 165,388,917
Total Investments — 125.1% (identified cost $11,269,121,406)		$10,417,224,418
Less Unfunded Loan Commitments — (0.3)%		$ (21,860,925)
Net Investments — 124.8% (identified cost $11,247,260,481)		$10,395,363,493
Other Assets, Less Liabilities — (24.8)%		$(2,065,310,836)
Net Assets — 100.0%		$ 8,330,052,657
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2022, the aggregate value of these securities is $940,145,044 or 11.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2022.
(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2022.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(6)	Non-income producing security.
(7)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

(8)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(9)	The stated interest rate represents the weighted average interest rate at July 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2022, the total value of unfunded loan commitments is $19,093,624.
(11)	This Senior Loan will settle after July 31, 2022, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2022.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	327,205,740	EUR	312,407,318	Standard Chartered Bank	8/2/22	$ 7,909,935	$ —
EUR	18,000,000	USD	18,937,145	Standard Chartered Bank	8/31/22	—	(503,504)
USD	15,468,064	EUR	14,595,625	Bank of America, N.A.	8/31/22	520,814	—
USD	1,480,599	EUR	1,404,375	Standard Chartered Bank	8/31/22	42,391	—
USD	1,061,493	EUR	1,000,000	State Street Bank and Trust Company	8/31/22	37,402	—
USD	1,058,025	EUR	1,000,000	State Street Bank and Trust Company	8/31/22	33,934	—
USD	319,222,693	EUR	312,407,318	Standard Chartered Bank	9/2/22	—	(755,098)
GBP	1,339,657	USD	1,603,603	Citibank, N.A.	9/30/22	30,036	—
USD	78,766,709	EUR	74,343,340	Standard Chartered Bank	9/30/22	2,469,434	—
USD	77,691,442	EUR	73,358,660	Standard Chartered Bank	9/30/22	2,404,728	—
USD	1,549,183	EUR	1,500,000	Standard Chartered Bank	9/30/22	9,759	—
USD	75,667,296	EUR	71,389,300	State Street Bank and Trust Company	9/30/22	2,401,702	—
USD	69,444,859	EUR	65,538,942	State Street Bank and Trust Company	9/30/22	2,183,385	—
USD	2,633,913	EUR	2,500,000	State Street Bank and Trust Company	9/30/22	68,206	—
USD	24,659,077	EUR	24,253,462	State Street Bank and Trust Company	9/30/22	—	(231,829)
USD	58,752,082	GBP	48,115,115	State Street Bank and Trust Company	9/30/22	78,301	—
USD	12,336,270	EUR	12,015,059	Goldman Sachs International	10/31/22	—	(22,785)
USD	12,334,972	EUR	12,015,059	Goldman Sachs International	10/31/22	—	(24,083)
USD	71,891,753	EUR	70,588,235	HSBC Bank USA, N.A.	10/31/22	—	(717,451)
USD	71,860,412	EUR	70,588,235	HSBC Bank USA, N.A.	10/31/22	—	(748,792)
USD	53,575,710	EUR	52,382,899	State Street Bank and Trust Company	10/31/22	—	(306,932)
USD	71,815,906	EUR	70,588,235	State Street Bank and Trust Company	10/31/22	—	(793,298)
						$18,190,027	$(4,103,772)

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2022, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
At July 31, 2022, the value of the Portfolio's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $165,388,917, which represents 2.0% of the Portfolio's net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves	$96,088,076	$1,714,054,780	$(1,810,142,011)	$(845)	$ —	$ —	$46,288	—
Liquidity Fund	—	1,167,674,150	(1,002,285,233)	—	—	165,388,917	422,632	165,388,917
Total				$(845)	$ —	$165,388,917	$468,920
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2022, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 292,985,075	$ —	$ 292,985,075
Common Stocks	9,111,627	30,969,599	7,514,334	47,595,560
Convertible Preferred Stocks	—	6,521,741	—	6,521,741
Corporate Bonds	—	651,468,111	—	651,468,111
Exchange-Traded Funds	42,902,680	—	—	42,902,680

Senior Debt Portfolio
July 31, 2022
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Preferred Stocks	$ —	$ 6,800,352	$ 0	$ 6,800,352
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	9,180,327,251	1,373,806	9,181,701,057
Warrants	—	0	0	0
Short-Term Investments	165,388,917	—	—	165,388,917
Total Investments	$217,403,224	$10,169,072,129	$8,888,140	$10,395,363,493
Forward Foreign Currency Exchange Contracts	$ —	$ 18,190,027	$ —	$ 18,190,027
Total	$217,403,224	$10,187,262,156	$8,888,140	$10,413,553,520
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (4,103,772)	$ —	$ (4,103,772)
Total	$ —	$ (4,103,772)	$ —	$ (4,103,772)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2022 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.